INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands			1 Months Ended		12 Months Ended
		Dec. 15, 2022	Oct. 21, 2022	Nov. 29, 2019	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Cash generating unity					R$ 4,356,670	R$ 3,942,845
Impairment loss					109,330
Goodwill					11,415
Stake percentage		32.73%	66.23%
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Stake percentage				100.00%
C K T R Brasil Servicos Ltd [Member]
IfrsStatementLineItems [Line Items]
Stake percentage				50.00%
Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Goodwill							R$ 83,266
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill					R$ 390,832
Stake percentage					99.99%
Packaging [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[1]				R$ 170,163	158,748
Long Stel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[2]				460,782	449,204
Mining [Member] | Minning [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[3]				3,236,402	3,236,402
Other Steel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[4]				15,225	15,225
Other Steel [Member] | Cement [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[5]				474,098	83,266
Goodwill [member]
IfrsStatementLineItems [Line Items]
Cash generating unity					4,131,483	3,729,236
Goodwill [member] | Packaging [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[1]				170,163	158,748
Goodwill [member] | Long Stel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[2]				235,595	235,595
Goodwill [member] | Mining [Member] | Minning [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[3]				3,236,402	3,236,402
Goodwill [member] | Other Steel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[4]				15,225	15,225
Goodwill [member] | Other Steel [Member] | Cement [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[5]				474,098	83,266
Brand names [member]
IfrsStatementLineItems [Line Items]
Cash generating unity					225,187	213,609
Brand names [member] | Long Stel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	[2]				R$ 225,187	R$ 213,609

[1]	The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011. In 2022, Metalgráfica Iguaçu was acquired by subsidiary Prada and goodwill of R$11,415 was recognized.
[2]	The goodwill and trademark that are recorded in intangible assets at long steel segment, derives from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.
[3]	Refers to the goodwill for expected future profitability, resulting from the acquisition of Namisa by CSN Mineração concluded in December 2015, which recoverability is tested annually.
[4]	On November 29, 2019, CSN acquired the stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.
[5]	In the acquisition of Elizabeth Cimentos S.A. in August 2021 goodwill for expected future profitability in the amount of R$83,266 was generated, and in December 2022 goodwill for expected future profitability of CSN Cimentos Brasil S.A. in the amount of R$390,832 was recognized. The goodwill is recorded in the acquirer CSN Cimentos S.A.